Investment Objectives and Goals	Jun. 23, 2025
Invesco Oppenheimer V.I. International Growth Fund | Invesco Oppenheimer V.I. International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Oppenheimer V.I. International Growth Fund
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Invesco Oppenheimer International Growth Fund